Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Ownership Interest in Equity Accounted Investments

The Group’s ownership interest in equity accounted investments results are listed in the table below. For a complete list of the Group’s associates and joint ventures, refer to note 13 ‘Related undertakings of the Group’ in section 5.2.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2018%	2017%
Cerrejón	Anguilla/ Colombia/Ireland	Associate	Coal mining in Colombia	31 December	33.33	33.33
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00

Summary of Movements of Investments Accounted for using the Equity Method

The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2018 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	2,448	–	2,448
Profit/(loss) from equity accounted investments, related impairments and expenses (1)	656	(509)	147
Investment in equity accounted investments	62	80	142
Dividends received from equity accounted investments	(693)	–	(693)
Other	–	429	429

At the end of the financial year	2,473	–	2,473

(1)

US$(509) million represents US$(80) million share of loss from US$(80) million funding provided during the period and US$(429) million movement in the Samarco dam failure provision including US$(560) million change in estimate and US$131 million exchange translation. Refer to note 3 ‘Significant events – Samarco dam failure’ for further information.

Summary of Financial Information of Significant Equity Accounted Investments

The following table summarises the financial information relating to each of the Group’s significant equity accounted investments. BHP Billiton Brasil’s 50 per cent portion of Samarco’s commitments, for which BHP Billiton Brasil has no funding obligation, is US$550 million (2017: US$750 million).

	Associates			Joint ventures
2018 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,099	1,187		79	(3)
Non-current assets	4,385	2,485		6,023
Current liabilities	(532)	(585)		(5,811	) (4)
Non-current liabilities	(1,064)	(663)		(4,265	) (5)

Net assets/(liabilities) – 100%	3,888	2,424		(3,974)

Net assets/(liabilities) – Group share	1,312	808		(1,987)
Adjustments to net assets related to accounting policy adjustments	1	75		357	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(525	) (7)
Additional share of Samarco losses	–	–		2,092	(8)
Unrecognised losses	–	–		63	(9)

Carrying amount of investments accounted for using the equity method	1,313	883	277	–		–	2,473

Revenue – 100%	4,262	2,453		30
Profit/(loss) from Continuing operations – 100%	1,613	576		(1,558	) (10)

Share of operating profit/(loss) of equity accounted investments	544	192		(823)
Additional share of Samarco losses	–	–		251
Unrecognised losses	–	–		63	(9)

Profit/(loss) from equity accounted investments, related impairments and expenses	544	192	(80)	(509)		–	147

Comprehensive income – 100%	1,613	576		(1,558)

Share of comprehensive income/(loss) – Group share in equity accounted investments	544	192	(80)	(509)		–	147

Dividends received from equity accounted investments	496	181	16	–		–	693

	Associates			Joint ventures
2017 US$M	Antamina	Cerrejón	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	995	782		174	(3)
Non-current assets	4,273	2,540		6,128
Current liabilities	(530)	(364)		(5,236	) (4)
Non-current liabilities	(993)	(621)		(3,482	) (5)

Net assets/(liabilities) – 100%	3,745	2,337		(2,416)

Net assets/(liabilities) – Group share	1,264	779		(1,208)
Adjustments to net assets related to accounting policy adjustments	1	80		401	(6)
Impairment of the carrying value of the investment in Samarco	–	–		(525	) (7)
Additional share of Samarco losses	–	–		1,332

Carrying amount of investments accounted for using the equity method	1,265	859	324	–		–	2,448

Revenue – 100%	3,317	2,247		28
Profit/(loss) from Continuing operations – 100%	1,010	388		(1,520	) (10)

Share of operating profit/(loss) of equity accounted investments	341	129		(760)
Additional share of Samarco losses	–	–		588

Profit/(loss) from equity accounted investments, related impairments and expenses	341	129	(26)	(172)		–	272

Comprehensive income – 100%	1,010	388		(1,520)

Share of comprehensive income/(loss) – Group share in equity accounted investments	341	129	(26)	(172)		–	272

Dividends received from equity accounted investments	425	163	32	–		–	620

	Associates			Joint ventures
2016 US$M	Antamina	Cerrejón	Individually immaterial	Samarco (2)		Individually immaterial	Total
Revenue – 100%	2,639	1,575		937
Profit/(loss) from Continuing operations – 100%	606	(73)		(2,182)

Share of operating profit/(loss) of equity accounted investments	203	(24)	(39)	(1,091	) (11)	–	(951)
Samarco dam failure provision expense	–	–	–	(628	) (7)	–	(628)
Impairment of the carrying value of the investment in Samarco	–	–	–	(525	) (7)	–	(525)

Profit/(loss) from equity accounted investments, related impairments and expenses	203	(24)	(39)	(2,244)		–	(2,104)

Comprehensive income – 100%	606	(73)		(2,182)

Share of comprehensive income/(loss) – Group share in equity accounted investments	203	(24)	(39)	(2,244)		–	(2,104)

Dividends received from equity accounted investments	233	29	31	–		–	293

(1)

The unrecognised share of losses for the period was US$56 million (2017: unrecognised share of profits for the period was US$21 million), which increased the cumulative losses to US$196 million (2017: decrease to US$140 million).

(2)

Refer to note 3 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure in November 2015 on BHP Billiton Brasil’s share of Samarco’s losses.

(3)	Includes cash and cash equivalents of US$23 million (2017: US$29 million).

(4)	Includes current financial liabilities (excluding trade and other payables and provisions) of US$5,066 million (2017: US$4,581 million).

(5)	Includes non-current financial liabilities (excluding trade and other payables and provisions) of US$nil (2017: US$1 million).

(6)	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

(7)

BHP Billiton Brasil has adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment) and recognised a provision of US$(1,200) million for obligations under the Framework Agreement. US$(572) million of the US$(1,200) million provision represents an additional share of loss from Samarco with the remaining US$(628) million recognised as provision expense.

(8)

BHP Billiton Brasil has recognised accumulated additional share of Samarco losses of US($2,092) million resulting from US$(214) million share of loss from funding provided to Samarco and US$(1,878) million relating to obligations under the Framework Agreement, including US$(211) million recognised as net finance costs.

(9)	Share of Samarco’s losses for which BHP Billiton Brasil does not have an obligation to fund.

(10)

Includes depreciation and amortisation of US$73 million (2017: US$88 million; 2016: US$148 million), interest income of US$31 million (2017: US$57 million; 2016: US$43 million), interest expense of US$385 million (2017: US$473 million; 2016: US$209 million) and income tax (expense)/benefit of US$(154) million (2017: US$(851) million; 2016: US$564 million).

(11)	US$(1,091) million represents US$(1,227) million share of loss relating to the Samarco dam failure (exceptional item) and US$136 million share of operating profit prior to the dam failure.